ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Selling and marketing	$ (12,747)	$ (12,056)	$ (9,611)
General and administrative	(63,507)	(44,401)	(27,102)
Total operating expenses	(143,596)	(57,283)	(36,713)
Other income (loss), net	214	4,243	1,383
Parent Company [Member]
Operating expenses
Selling and marketing	0	(8)	0
General and administrative	(468)	(2,356)	(2,070)
Total operating expenses	(468)	(2,364)	(2,070)
Other income (loss), net	(5)	548	0
Investment income (loss) in subsidiaries	(156,003)	(63,809)	151,717
Net income (loss) attributable to holders of ordinary shares	$ (156,476)	$ (65,625)	$ 149,647